PROPERTY AND EQUIPMENT (Details) (USD $)					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Hardware [Member]	Dec. 31, 2012 Hardware [Member]	Dec. 31, 2013 Hardware [Member] Maximum [Member]	Dec. 31, 2013 Hardware [Member] Minimum [Member]
Cost:
Property and equipment, cost	$ 2,633,000	$ 4,456,000	$ 2,633,000	$ 1,970,000			$ 0	$ 2,486,000
Accumulated depreciation:	(1,827,000)	(2,731,000)
Property and equipment, net	$ 806,000	$ 1,725,000
Useful Life					7 years	3 years			5 years	4 years